SHARE-BASED COMPENSATION - Restricted share units (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	8,479,188
Employee and Non employee options | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	8,479,188	13,178,072	9,253,000
Vesting period (in years)	4 years		4 years
weighted average value of the ordinary shares | (per share)	$ 1.66	$ 2.02	$ 6.04	¥ 11.76	¥ 13.94	¥ 38.48
Employee and Non employee options | Vesting schedule, one | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		2 years
Employee and Non employee options | Vesting schedule, two | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years